EQUITY - Other Comprehensive Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains /(Losses) on remeasurement of defined benefit plans	€ 135	€ (691)	€ 221
Total items that will not be reclassified to the consolidated income statement in subsequent periods	135	(691)	221
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	180,703	(65,983)	22,109
Gains on cash flow hedging instruments reclassified to the consolidated income statement	(60,389)	(20,827)	(48,393)
Losses on cash flow hedging instruments	120,314	(86,810)	(26,284)
Exchange differences on translating foreign operations	(20,444)	12,248	(6,323)
Total items that may be reclassified to the consolidated income statement in subsequent periods	99,870	(74,562)	(32,607)
Total other comprehensive income/(loss)	100,005	(75,253)	(32,386)
Related tax impact	(33,704)	23,778	6,351
Total other comprehensive income/(loss), net of tax	66,301	(51,475)	(26,035)
FFS
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains /(Losses) on remeasurement of defined benefit plans	€ 1	€ 7	€ (30)
Items that may be reclassified to the consolidated income statement in subsequent periods:
Ownership interest (percent)	49.90%